Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Since 2006, the Committee has not used annual awards of stock options as an element of employee compensation for our executive officers and other employees. Accordingly, no stock options or stock appreciation rights were awarded in 2025. We therefore (i) do not grant, and have not granted, stock options in anticipation of the release of material nonpublic information, (ii) we do not time, and have not timed, the release of material nonpublic information based on stock option grant dates or for the purpose of affecting the value of executive compensation and (iii) we do not take, and have not taken, material nonpublic information into account when determining the timing and terms of stock options. As stock options have not been an element of employee compensation for a significant amount of time, we do not have a formal policy with respect to the timing of stock option grants, and we did not grant stock options or stock appreciation rights in 2025.

Award Timing Method	we do not time, and have not timed, the release of material nonpublic information
Award Timing Predetermined	false
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false